Financial Risk and Insurance Management - Summary of Profit Loss Changes in Relevant Variable (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)	S/ 84,022	S/ 7,924	S/ 121,985	S/ (412)
Insurance risk [member] | 5% Frequency Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (15,003)	(14,696)
Fluctuations in variables (%)			5.00%
Insurance risk [member] | 10% Frequency Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (30,005)	(29,393)
Fluctuations in variables (%)			10.00%
Insurance risk [member] | 5% Average Cost Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (15,003)	(14,696)
Fluctuations in variables (%)			5.00%
Insurance risk [member] | 10% Average Cost Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (30,005)	(29,393)
Fluctuations in variables (%)			10.00%
Insurance risk [member] | 5% Combined Bottom [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (30,755)	(30,128)
Fluctuations in variables (%)			5.00%
Insurance risk [member] | 10% Combined Top [Member]
Disclosure Of Actual Amount Of Cost Of Service Insurance Contract [Line Items]
Profit (loss)			S/ (63,011)	S/ (61,725)
Fluctuations in variables (%)			10.00%